Basis of Preparation and Significant Accounting Policies	3 Months Ended
Nov. 30, 2021
Basis Of Preparation And Significant Accounting Policies
Basis of Preparation and Significant Accounting Policies

2.	Basis of Preparation and Significant Accounting Policies

i)	Basis of presentation and measurement

The unaudited condensed interim consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and Interpretations of the International Financial Reporting Interpretations Committee which the Canadian Accounting Standards Board has approved for incorporation into Part 1 of the CPA Canada Handbook - Accounting including IAS 34 Interim financial reporting. The condensed interim consolidated financial statements should be read in conjunction with the annual consolidated financial statements for the year ended August 31, 2021.

The consolidated financial statements have been prepared on a historical cost basis except for certain financial instruments which have been measured at fair value.

During the year ended August 31, 2021, the Company changed its presentation currency from the Canadian dollar to the US dollar. The Company believes that the change in presentation currency will provide shareholders with a better reflection of the Company’s business activities and enhance the comparability of the Company’s financial information to its peers. For more details, see Note 4 of these unaudited interim condensed consolidated financial statements. Reference herein of $ or USD is to US dollars, C$ or CAD is to Canadian dollars.

Balance sheet items are classified as current if receipt or payment is due within twelve months. Otherwise, they are presented as non-current.

These condensed interim consolidated financial statements were approved by the Board of Directors for issue on January 14, 2022.

ii)	Significant accounting policies

The accounting policies applied in these condensed interim consolidated financial statements are consistent with those applied in the preparation of the Company’s annual consolidated financial statements for the year ended August 31, 2021 except as noted below.

Mineral properties – Construction in progress

All expenditures undertaken in the development, construction, installation and/or completion of mine production facilities to extract, treat, gather, transport and store of minerals are capitalized and initially classed as “Construction in progress”. All expenditures related to the construction of mine and obtain access to the orebody are considered to be capital development and are capitalized. Expenses incurred after reaching the orebody are regards as operating development costs and are included in the cost of ore hoisted.

Upon the commencement of commercial production, all related assets included in “Construction in progress” are reclassified to “Mineral properties” or “Property, plant and equipment”. Determination of commencement of commercial production is a complex process and requires significant assumptions and estimates. The commencement of commercial production is defined as the date when the mine is capable of operating in the manner intended by management. The Company considers primarily the following factors, among others, when determining the commencement of commercial production:

•	All major capital expenditures to achieve a consistent level of production and desired capacity have been incurred;
•	A reasonable period of testing of the mine plant and equipment has been completed;
•	A predetermined percentage of design capacity of the mine and mill has been reached; and
•	Required production levels, grades and recoveries have been achieved.

iii)	New accounting pronouncements

In 2020, the IASB issued amendments to IAS 16, Property Plant and Equipment, which prohibits the deduction from the cost of an item of property, plant and equipment any proceeds received from the sales of the items produced while bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Instead, the entity recognizes the proceeds from the sale of such items, and the cost of producing those items in the Statements of Comprehensive Loss. The amendments to IAS 16 are effective for annual reporting periods beginning on or after January 1, 2022, with early adoption permitted. The Company is currently evaluating the impact of these amendments on its consolidated financial statements.

In May 2021, the IASB issued amendments to IAS 12, Income Taxes. The amendments to IAS 12 narrow the scope of the initial recognition exemption so that it no longer applies to transactions which give rise to equal amounts of taxable and deductible temporary differences. The Company is to recognize a deferred tax asset and deferred tax liability for temporary differences arising on initial recognition for certain transactions, including leases and reclamation provisions. The amendments to IAS 12 are effective for annual reporting periods beginning on or after January 1, 2023, with early adoption permitted. The Company is currently evaluating the impact of these amendments on its consolidated financial statements.